Note 5 - Insurance Premium Financing (Details Textual) - Insurance Premium Financing [Member] - USD ($)	Jul. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Debt Instrument, Face Amount	$ 354,000
Debt Instrument, Interest Rate, Stated Percentage	2.99%
Debt Instrument, Periodic Payment, Total	$ 35,000
Short-Term Debt, Total		$ 247,933	$ 0